UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549


                         FORM 13F

                    Form 13F Cover Page

Report For The Calendar Year of Quarter Ended:   12/31/01

Institutional Investment Manager Filing This Report:

Name:  Optimum Growth Advisors,  LLC
       ------------------------------
Address:  112 Washington Street
       ------------------------------
          Marblehead, MA  01945
       ------------------------------

          45 Rockefeller Plaza
       ------------------------------
          20th Floor
       ------------------------------
          New York, NY  10111
       ------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing on Behalf of Reporting Manager:

Name:  Diane Englert Christian
     --------------------------
Title: Managing Partner
     --------------------------
Phone: 781.631.9228
     --------------------------

Signature, Place and Date of Signing:

Diane Englert Christian    Marblehead, MA  01/22/02
-----------------------    -------------- ---------

REPORT TYPE:

[X]  13F HOLDINGS REPORT


               FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:   0
                                   -------

Form 13F Information Table Entry Total:   43
                                        -------

Form 13F Information Table Value Total:  $137,930
                                        ----------
                                        (thousands)








                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      446     8000 SH       SOLE                     8000
ADOBE SYSTEMS                  COM              00724F101      850    27390 SH       SOLE                    27390
AES CORP COM                   COM              00130H105      181    11080 SH       SOLE                    11080
AMERICAN INTL GROUP COM        COM              026874107     2260    28460 SH       SOLE                    28460
AMGEN INC COM                  COM              031162100     1473    26105 SH       SOLE                    26105
AOL TIME WARNER                COM              02364J104    21898   682176 SH       SOLE                   682176
BANK NEW YORK INC COM          COM              064057102      351     8600 SH       SOLE                     8600
BAXTER INTL INC COM            COM              071813109      279     5200 SH       SOLE                     5200
BRISTOL MYERS SQUIBB COM       COM              110122108      643    12600 SH       SOLE                    12600
BROCADE COMMUNICATIONS SYSTEMS COM              111621108      775    23400 SH       SOLE                    23400
CADENCE DESIGN SYS INC COM     COM              127387108      761    34724 SH       SOLE                    34724
CISCO SYS INC COM              COM              17275R102     7851   433538 SH       SOLE                   433538
CITIGROUP INC COM              COM              172967101     5164   102297 SH       SOLE                   102297
COCA COLA CO COM               COM              191216100      550    11675 SH       SOLE                    11675
COX COMMUNICATIONS NEW CL A    COM              224044107      344     8200 SH       SOLE                     8200
DIEBOLD, INC.                  COM              253651103      756    18698 SH       SOLE                    18698
E M C CORP MASS COM            COM              268648102     2125   158145 SH       SOLE                   158145
EXXON MOBIL CORP.              COM              30231G102      575    14630 SH       SOLE                    14630
FEDERAL NATL MTG ASSN COM      COM              313586109     4055    51010 SH       SOLE                    51010
GENERAL ELEC CO COM            COM              369604103     3026    75500 SH       SOLE                    75500
GILLETTE CO COM                COM              375766102      228     6825 SH       SOLE                     6825
HOME DEPOT INC COM             COM              437076102     8127   159328 SH       SOLE                   159328
IMATION CORP COM               COM              45245A107      227    10508 SH       SOLE                    10508
INTEL CORP COM                 COM              458140100     6417   204043 SH       SOLE                   204043
J P MORGAN CHASE & CO.         COM              46625H100      293     8070 SH       SOLE                     8070
JOHNSON & JOHNSON COM          COM              478160104     2935    49665 SH       SOLE                    49665
KEYCORP NEW COM                COM              493267108      292    12000 SH       SOLE                    12000
LILLY ELI & CO COM             COM              532457108     1610    20505 SH       SOLE                    20505
MEDTRONIC INC COM              COM              585055106     3600    70300 SH       SOLE                    70300
MERCK & CO INC COM             COM              589331107     1323    22500 SH       SOLE                    22500
MERRILL LYNCH & CO INC COM     COM              590188108     1907    36595 SH       SOLE                    36595
MICROSOFT CORP COM             COM              594918104    12018   181411 SH       SOLE                   181411
MINNESOTA MNG & MFG CO COM     COM              604059105    26055   220414 SH       SOLE                   220414
PFIZER INC COM                 COM              717081103     2992    75090 SH       SOLE                    75090
PNC BANK CORP.                 COM              693475105      562    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      729     9215 SH       SOLE                     9215
QUALCOMM INC COM               COM              747525103     2073    41050 SH       SOLE                    41050
SCHWAB CHARLES CP NEW COM      COM              808513105     3758   242932 SH       SOLE                   242932
SUN MICROSYSTEMS INC COM       COM              866810104      632    51400 SH       SOLE                    51400
TARGET CORP.                   COM              87612E106     1404    34200 SH       SOLE                    34200
UNITRIN INC.                   COM              913275103     1976    50000 SH       SOLE                    50000
WAL MART STORES INC COM        COM              931142103     4148    72078 SH       SOLE                    72078
A T & T CAP CORP SR PINES 8.25 PFD              00206J209      256    10000 SH       SOLE                    10000